Average Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2015 Fund	May 30, 2024
Fidelity Freedom Blend 2015 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	11.41%
Past 5 years	5.87%
Since Inception	4.31%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.22%
F0550
Average Annual Return:
Past 1 year	11.41%
Past 5 years	5.87%
Since Inception	4.32%

[1]	A From August 31, 2018 .